NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.0%
------------------------------------------------------------------------
     $  915        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   939,833
------------------------------------------------------------------------
                                                             $   939,833
------------------------------------------------------------------------
Cogeneration -- 8.0%
------------------------------------------------------------------------
     $  250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                             $   239,700
        955        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/05                                960,090
      1,250        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                       1,292,625
        500        Palm Beach County, FL, (Okeelanta
                   Power), (AMT), 6.85%, 2/15/21(1)              271,250
        500        Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                       266,250
      1,800        Pennsylvania EDA, (Resource Recovery-
                   Northampton), 6.75%, 1/1/07                 1,837,512
      2,000        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10     2,065,800
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                26,303
         28        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                26,768
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                               113,321
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            80,859
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            31,641
------------------------------------------------------------------------
                                                             $ 7,212,119
------------------------------------------------------------------------
Education -- 7.3%
------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 1,999,332
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,073,080
      1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                        1,026,340
        200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                                 198,088
        140        Connecticut HEFA, (Sacred Heart
                   University), 6.00%, 7/1/08                    149,355
      1,000        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                     1,038,120
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Education (continued)
------------------------------------------------------------------------
     $1,700        University of Illinois, 0.00%, 4/1/15     $   722,143
      1,000        University of Illinois, 0.00%, 4/1/16         398,110
------------------------------------------------------------------------
                                                             $ 6,604,568
------------------------------------------------------------------------
Electric Utilities -- 1.1%
------------------------------------------------------------------------
     $1,000        North Carolina Municipal Power Agency,
                   (Catawba Electric Revenue),
                   6.375%, 1/1/13                            $ 1,022,910
------------------------------------------------------------------------
                                                             $ 1,022,910
------------------------------------------------------------------------
Escrowed / Prerefunded -- 17.1%
------------------------------------------------------------------------
     $  460        Connecticut HEFA, (New Britain
                   Hospital), Prerefunded to 7/1/02,
                   7.50%, 7/1/06                             $   483,570
        300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13        315,321
        850        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                       905,148
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11                              1,690,245
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                795,359
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17(2)      3,687,250
        895        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11        1,010,706
        874        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         899,842
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20(2)      2,774,490
        500        Michigan Municipal Bond Authority,
                   Escrowed to Maturity, 7.00%, 10/1/02          526,830
        630        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12       671,435
      1,255        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                   1,397,844
        250        South Central Connecticut Regional Water
                   Authority, (AMBAC), Prerefunded to
                   8/1/01, 6.50%, 8/1/07                         261,342
------------------------------------------------------------------------
                                                             $15,419,382
------------------------------------------------------------------------
General Obligations -- 7.6%
------------------------------------------------------------------------
     $  190        Connecticut State, 0.00%, 11/15/10        $   108,441
        150        Connecticut State, 5.125%, 8/15/11            150,313
        100        Danbury, CT, 5.00%, 8/1/17                     93,761
        495        Detroit, MI, 6.40%, 4/1/05                    519,062

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations (continued)
------------------------------------------------------------------------
     $2,000        Detroit, MI, 6.50%, 4/1/02                $ 2,056,620
        265        New Fairfield, CT, 4.90%, 8/1/13              258,648
        750        New York City, NY, 0.00%, 8/1/07              509,407
        750        Ohio State, 0.00%, 8/1/08                     486,975
        115        Puerto Rico, 0.00%, 7/1/08                     75,356
      1,000        Puerto Rico Aqueduct and Sewer
                   Authority, 5.00%, 7/1/15                      937,460
        750        Wisconsin State, (AMT), 5.10%, 5/1/15         703,177
        910        Youngstown, OH, County School District,
                   6.40%, 7/1/00                                 912,038
------------------------------------------------------------------------
                                                             $ 6,811,258
------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.6%
------------------------------------------------------------------------
     $  590        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36             $   542,249
------------------------------------------------------------------------
                                                             $   542,249
------------------------------------------------------------------------
Hospital -- 7.3%
------------------------------------------------------------------------
     $1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                            $ 1,668,312
        350        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.70%, 9/15/23                                287,882
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                 115,622
        500        Cuyahoga County, OH, Hospital Authority,
                   (Cleveland Health Clinic),
                   5.25%, 1/1/12                                 488,610
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                696,210
        100        Mecosta County, MI, (Michigan General
                   Hospital), 5.75%, 5/15/09                      93,501
        100        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.00%, 10/1/05          100,898
        100        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.10%, 10/1/06          101,094
        225        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.20%, 10/1/07          227,929
      1,000        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                                985,210
        500        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                   448,460
      1,010        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   6.50%, 12/1/12                                975,711
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                   $   412,818
------------------------------------------------------------------------
                                                             $ 6,602,257
------------------------------------------------------------------------
Housing -- 3.9%
------------------------------------------------------------------------
     $1,005        Illinois Development Finance Authority,
                   Elderly Housing, (Mattoon Tower),
                   (Section 8), 6.35%, 7/1/10                $ 1,012,889
        660        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.40%, 2/1/03                                 662,633
      1,145        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.65%, 2/1/06                               1,148,698
        715        Sandaval County, NM, Multifamily,
                   6.00%, 5/1/32                                 688,409
------------------------------------------------------------------------
                                                             $ 3,512,629
------------------------------------------------------------------------
Industrial Development Revenue -- 12.0%
------------------------------------------------------------------------
     $  635        Austin, TX (Cargoport Development LLC)
                   (AMT), 7.50%, 10/1/07                     $   637,413
        450        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                         465,260
      1,000        Clark County, NV, (Nevada Power Co.),
                   (AMT), 5.90%, 10/1/30                         876,800
      1,000        Columbus, NC, (International Paper Co.),
                   5.80%, 12/1/16                                937,010
        625        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                   632,256
        900        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                                 903,753
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                        880,263
        500        Jones County, MS, (International Paper
                   Co.), 5.80%, 10/1/21                          458,685
        495        Kimball, NE, EDA, (Clean Harbors),
                   10.75%, 9/1/26                                511,201
        315        Los Angeles, CA, Regional Airport
                   Improvement Corporate Lease, (TransWorld
                   Airlines), 6.125%, 5/15/00                    314,836
      1,100        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12                         825,165
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                447,175
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                               1,001,250
        750        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                 247,778
        500        Peru, IL, (Freightways Corp.),
                   5.25%, 11/1/03                                480,815
      1,050        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                               1,042,640

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  100        Sprague, CT, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                            $    91,126
------------------------------------------------------------------------
                                                             $10,753,426
------------------------------------------------------------------------
Insured-Education -- 1.1%
------------------------------------------------------------------------
     $  200        Connecticut HEFA, (Choate Rosemary
                   Hall), (MBIA), 5.00%, 7/1/14              $   191,622
        620        Golden West Schools Financing Authority,
                   CA, (MBIA), 5.80%, 2/1/16                     656,654
        500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                                 187,920
------------------------------------------------------------------------
                                                             $ 1,036,196
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.0%
------------------------------------------------------------------------
     $  500        Monroe County, MI, (The Detroit Edison
                   Co.), (AMBAC), (AMT), 6.35%, 12/1/04      $   523,615
      1,500        North Carolina Municipal Power Agency,
                   (Catawba Electric Revenue), (MBIA),
                   6.00%, 1/1/11                               1,588,215
        400        Piedmont Municipal Power Agency, SC,
                   (Electric Revenue), (MBIA),
                   5.00%, 1/1/15                                 371,716
        250        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          217,055
------------------------------------------------------------------------
                                                             $ 2,700,601
------------------------------------------------------------------------
Insured-General Obligations -- 3.6%
------------------------------------------------------------------------
     $  250        Bradford, CT, (FGIC), 5.40%, 2/15/14      $   250,445
        400        Bridgeport, CT, (AMBAC), 6.00%, 9/1/06        422,268
        250        Fowlerville, MI, Community Schools
                   District, (FSA), 4.50%, 5/1/15                219,788
        500        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                471,295
        500        Old Saybrook, CT, (AMBAC),
                   4.10%, 8/15/01                                497,465
        100        Parchment, MI, School District, (MBIA),
                   5.00%, 5/1/25                                  90,282
      1,225        Paw Paw, MI, Public School District,
                   (FGIC), 5.00%, 5/1/21(2)                    1,111,430
        250        Portage, MI, Public Schools, (FSA),
                   4.50%, 5/1/14                                 222,210
------------------------------------------------------------------------
                                                             $ 3,285,183
------------------------------------------------------------------------
Insured-Hospital -- 2.2%
------------------------------------------------------------------------
     $  300        Connecticut HEFA, (Middlesex Health
                   Services), (MBIA), 5.125%, 7/1/17         $   279,162
        250        Connecticut HEFA, (Stamford Hospital),
                   (MBIA), 6.50%, 7/1/06                         260,953
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                    $ 1,433,060
------------------------------------------------------------------------
                                                             $ 1,973,175
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
------------------------------------------------------------------------
     $  500        George L. Smith, (Georgia World Congress
                   Center-Domed Stadium), (MBIA), (AMT),
                   6.00%, 7/1/06(3)                          $   523,370
        150        Woodstock, CT, Special Obligation Bonds,
                   (AMBAC), 7.00%, 3/1/07                        154,823
------------------------------------------------------------------------
                                                             $   678,193
------------------------------------------------------------------------
Insured-Transportation -- 4.3%
------------------------------------------------------------------------
     $  500        Cleveland, OH Airport, (FSA), (AMT),
                   5.50%, 1/1/07                             $   508,830
        600        Connecticut Airport, (Bradley
                   International Airport), (FGIC),
                   7.40%, 10/1/04                                652,110
      2,500        E-470 Public Highway Authority, CO,
                   (MBIA), 0.00%, 9/1/17                         915,800
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facility Revenue, (AMBAC),
                   5.00%, 7/1/20                                 902,560
        500        Metropolitan Transportation Authority,
                   NY, Transportation Facility Revenue,
                   (MBIA), 5.00%, 7/1/17                         464,695
        500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             207,370
        200        Wayne Charter County, MI, Airport,
                   (Detroit Metropolitan Wayne County),
                   (MBIA), (AMT), 5.25%, 12/1/13                 194,010
------------------------------------------------------------------------
                                                             $ 3,845,375
------------------------------------------------------------------------
Miscellaneous -- 1.7%
------------------------------------------------------------------------
     $  890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $   873,847
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                     144,534
        500        San Juan, NM, Pueblo Development
                   Authority, 7.097%, 10/15/06                   477,725
------------------------------------------------------------------------
                                                             $ 1,496,106
------------------------------------------------------------------------
Nursing Home -- 5.3%
------------------------------------------------------------------------
     $1,105        Arizona HFA, Assisted Living Facilites,
                   (mesa/care Institute, Inc.),
                   7.625%, 1/1/06                            $ 1,071,706
        500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03                   483,685
        945        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                          956,491
        510        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                   523,775

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
     $1,285        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05            $ 1,292,389
        395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06        397,453
------------------------------------------------------------------------
                                                             $ 4,725,499
------------------------------------------------------------------------
Senior Living / Life Care -- 5.2%
------------------------------------------------------------------------
     $  785        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $   683,939
      2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                  1,885,600
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                               269,742
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               421,235
        250        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 210,483
        500        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 432,890
        305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                                 282,659
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                468,760
------------------------------------------------------------------------
                                                             $ 4,655,308
------------------------------------------------------------------------
Special Tax Revenue -- 4.1%
------------------------------------------------------------------------
     $  500        Battle Creek, MI, Downtown Development
                   Authority, 6.65%, 5/1/02                  $   515,195
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21        540,840
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25         236,250
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                497,905
      1,000        Laredo, TX, 4.50%, 2/15/17                    857,850
        525        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                       495,999
        500        Michigan Building Authority,
                   6.10%, 10/1/01                                511,080
------------------------------------------------------------------------
                                                             $ 3,655,119
------------------------------------------------------------------------
Transportation -- 1.4%
------------------------------------------------------------------------
     $  240        Memphis-Shelby County, TN, Airport
                   Authority, 6.12%, 12/1/16                 $   222,166
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation (continued)
------------------------------------------------------------------------
     $1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27          $ 1,018,960
------------------------------------------------------------------------
                                                             $ 1,241,126
------------------------------------------------------------------------
Water and Sewer -- 0.2%
------------------------------------------------------------------------
     $  150        Connecticut Clean Water Fund,
                   4.875%, 5/1/09                            $   149,016
------------------------------------------------------------------------
                                                             $   149,016
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $90,103,698)                             $88,861,528
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $ 1,075,025
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $89,936,553
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Michigan                                                   13.7%
Others, representing less than 10% individually            85.1%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 17.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.3% to 10.0% of total investments.

 (1)  Non-income producing security.

 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $90,103,698)         $88,861,528
Cash                                          766,661
Receivable for investments sold                65,000
Interest receivable                         1,629,862
Prepaid expenses                               18,061
-----------------------------------------------------
TOTAL ASSETS                              $91,341,112
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   857,910
Payable for daily variation margin on
   open financial futures contracts            11,000
Payable for when-issued securities            522,390
Accrued expenses                               13,259
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,404,559
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $89,936,553
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $91,211,855
Net unrealized depreciation (computed on
   the basis of identified cost)           (1,275,302)
-----------------------------------------------------
TOTAL                                     $89,936,553
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 2000
Investment Income
-----------------------------------------------------
Interest                                  $ 5,444,661
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 5,444,661
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   429,856
Trustees fees and expenses                      9,451
Custodian fee                                  59,908
Legal and accounting services                  30,776
Amortization of prepaid expenses               26,739
Miscellaneous                                  22,024
-----------------------------------------------------
TOTAL EXPENSES                            $   578,754
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    14,375
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    14,375
-----------------------------------------------------

NET EXPENSES                              $   564,379
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 4,880,282
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (125,180)
   Financial futures contracts                114,174
-----------------------------------------------------
NET REALIZED LOSS                         $   (11,006)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(5,874,916)
   Financial futures contracts                (33,132)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(5,908,048)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(5,919,054)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,038,772)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED      YEAR ENDED
IN NET ASSETS                             MARCH 31, 2000  MARCH 31, 1999
------------------------------------------------------------------------
From operations --
   Net investment income                  $    4,880,282  $    4,830,146
   Net realized gain (loss)                      (11,006)        372,695
   Net change in unrealized
      appreciation (depreciation)             (5,908,048)     (1,182,416)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (1,038,772) $    4,020,425
------------------------------------------------------------------------
Capital transactions --
   Net assets contributed by Connecticut
      and Michigan Limited Maturity
      Municipals Funds                    $   16,239,145  $           --
   Contributions                              13,115,025      26,384,868
   Withdrawals                               (28,345,239)    (33,566,159)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    1,008,931  $   (7,181,291)
------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $      (29,841) $   (3,160,866)
------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------
At beginning of year                      $   89,966,394  $   93,127,260
------------------------------------------------------------------------
AT END OF YEAR                            $   89,936,553  $   89,966,394
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.65%        0.61%        0.60%        0.60%        0.57%
   Expenses after custodian
      fee reduction                   0.63%        0.60%        0.59%        0.58%        0.56%
   Net investment income              5.49%        5.32%        5.53%        5.45%        5.08%
Portfolio Turnover                      27%          26%          41%          68%          68%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $89,937      $89,966      $93,127     $102,504     $134,776
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and
   (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2000, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $429,856. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2000, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The National Limited Maturity Municipals Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 2000.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $29,054,227 and $23,894,787 respectively, for the year ended March 31, 2000.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $90,103,698
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,759,928
    Gross unrealized depreciation              (3,002,098)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,242,170)
    -----------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments as of March 31, 2000, is as follows:

                                     FUTURES CONTRACTS
    -----------------------------------------------------------------------------------
    EXPIRATION                                                           NET UNREALIZED
    DATE(S)        CONTRACTS                                 POSITION     DEPRECIATION
    -----------------------------------------------------------------------------------
    6/00           22 US Treasury Bond                       Short          $(33,132)

7 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on November 1, 1999, Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds, pursuant to an Agreement and Plan of Reorganization dated November 1, 1999, contributed securities with a market value of $7,443,241 and $8,864,366, including $88,630 and $97,151 of unrealized appreciation respectively. The transaction was structured for tax purposes to qualify as a "tax free" reorganization under the Internal Revenue Code.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Limited Maturity Municipals Portfolio as of March 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2000 and 1999 and the supplementary data for each of the years in the five-year period ended March 31, 2000. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 2000 by correspondence with the custodian and brokers; where replies were not received, alternative procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio at March 31, 2000, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 28, 2000

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2000

INVESTMENT MANAGEMENT


NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant